UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/29/2012

Item 1. Reports to Stockholders.

June 30, 2012

Oppenheimer Core Bond Fund A Series of Oppenheimer Integrity Funds	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Performance Discussion

SEMIANNUAL REPORT

Fund Allocations

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Corporate Bonds and Notes—Top Ten Industries
Insurance	3.7%
Oil, Gas & Consumable Fuels	3.7
Capital Markets	3.4
Commercial Banks	2.6
Diversified Financial Services	2.6
Media	2.2
Diversified Telecommunication Services	2.1
Metals & Mining	1.5
Energy Equipment & Services	1.3
Real Estate Investment Trusts	1.2

Portfolio holdings and allocations are subject to change. Percentages are as of June 29, 2012, and are based on net assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	60.4%
AA	2.4
A	8.3
BBB	19.9
BB	5.5
B	0.3
CCC	2.8
CC	0.2
D	0.2

Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of June 29, 2012, and are subject to change. Except for securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

6	OPPENHEIMER CORE BOND FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class I shares of the Fund were first publicly offered on 4/27/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

7	OPPENHEIMER CORE BOND FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 29, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	OPPENHEIMER CORE BOND FUND

Actual	Beginning Account Value January 1, 2012	Ending Account Value June 29, 2012	Expenses Paid During 6 Months Ended June 29, 2012[1,2]
Class A	$1,000.00	$1,046.50	$4.56
Class B	1,000.00	1,042.60	8.37
Class C	1,000.00	1,044.10	8.37
Class I	1,000.00	1,013.00	0.83
Class N	1,000.00	1,046.70	5.84
Class Y	1,000.00	1,048.60	2.49

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.28	4.51
Class B	1,000.00	1,016.57	8.26
Class C	1,000.00	1,016.57	8.26
Class I	1,000.00	1,022.35	2.40
Class N	1,000.00	1,019.04	5.76
Class Y	1,000.00	1,022.30	2.45

1. Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 to reflect the period from April 27, 2012 (inception of offering) to June 29, 2012.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

9	OPPENHEIMER CORE BOND FUND

FUND EXPENSES

Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 29, 2012 for Classes A, B, C, N and Y and for the period from April 27, 2012 (inception of offering) to June 29, 2012 for Class I are as follows:

Class	Expense Ratios
Class A	0.90%
Class B	1.65
Class C	1.65
Class I	0.48
Class N	1.15
Class Y	0.49

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	OPPENHEIMER CORE BOND FUND

STATEMENT  OF INVESTMENTS    June 29, 2012* / Unaudited

	Principal Amount	Value

Asset-Backed Securities—9.4%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[1]	$1,460,000	$1,469,946
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.992%, 1/15/15[1,2]	1,245,000	1,255,158
Ally Master Owner Trust, Asset-Backed Nts.:
Series 2011-1, Cl. A2, 2.15%, 1/15/16	1,595,000	1,624,535
Series 2012-2, Cl. A, 0.742%, 3/15/16[2]	3,355,000	3,359,344
Ally Master Owner Trust, Automobile Receivables Nts., Series 2011-4, Cl. A2, 1.54%, 9/15/16	5,110,000	5,162,095
American Credit Acceptance Receivables Trust 2012-1, Automobile Receivables Nts., Series 2012-1, Cl. A1, 1.96%, 1/15/14[1]	1,949,678	1,949,815
AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	46,546	46,605
AmeriCredit Automobile Receivables Trust 2010-1, Automobile Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17	1,995,000	2,155,415
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15	2,800,000	2,923,283
Series 2010-2, Cl. D, 6.24%, 6/8/16	1,670,000	1,806,351
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	720,000	764,645
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15	675,000	680,160
Series 2011-2, Cl. B, 2.33%, 3/8/16	2,817,000	2,860,776
Series 2011-2, Cl. D, 4%, 5/8/17	3,440,000	3,597,227
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	3,995,000	4,071,412
AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables-Backed Nts.:
Series 2011-5, Cl. D, 1.55%, 7/8/16	2,515,000	2,545,155
Series 2011-5, Cl. D, 5.05%, 12/8/17	2,760,000	2,884,700
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	2,765,000	2,922,966
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18	4,505,000	4,535,729
Avis Budget Rental Car Funding AESOP LLC, Automobile Receivable Nts.:
Series 2011-2A, Cl. A, 2.37%, 11/20/14[1]	2,975,000	3,034,612
Series 2012-1A, Cl. A, 2.054%, 8/20/16[1]	2,235,000	2,258,224
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[1]	484,593	508,233
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	475,804
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[1]	2,700,000	2,950,231
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[1]	4,790,000	5,232,809

11	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value

Asset-Backed Securities Continued
CPS Auto Trust, Automobile Receivable Nts., Series 2012-B, Cl. A, 3.09%, 9/1/19[1]	$3,995,000	$3,996,541
Credit Acceptance Auto Loan Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.20%, 9/16/19[1]	1,675,000	1,680,973
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	2,440,000	2,505,116
DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[1]	256,741	257,130
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[1]	3,420,000	3,428,368
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[1]	850,000	849,758
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41[1]	2,775,000	2,817,680
DT Auto Owner Trust 2012-1A, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.05%, 1/15/15[1]	2,426,725	2,426,994
Exeter Automobile Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16[1]	2,036,134	2,037,473
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	1,022,408	1,021,982
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[1]	2,900,000	2,958,925
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.592%, 3/15/16[2]	2,900,000	2,916,904
Rental Car Finance Corp., Automobile Receivable Nts., Series 2011-1A, Cl. A1, 2.51%, 2/25/16[1]	2,155,000	2,191,390
Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	212,507	212,531
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	2,950,000	2,988,877
Santander Drive Auto Receivables Trust 2010-A, Automobile Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13[1]	263,496	263,656
Santander Drive Auto Receivables Trust 2010-B, Automobile Receivables Nts., Series 2010-B, Cl. C, 3.02%, 10/17/16[1]	3,070,000	3,125,076
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	2,880,000	2,936,703
Santander Drive Auto Receivables Trust 2011-4, Automobile Receivables Nts.:
Series 2011-4, Cl. A3, 1.64%, 9/15/15	1,665,000	1,669,709
Series 2011-4, Cl. B, 2.90%, 5/16/16	1,895,000	1,951,818
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]	2,312,479	2,318,584
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[3]	1,897,799	1,897,799
Santander Drive Auto Receivables Trust 2012-2, Automobile Receivables Nts., Series 2012-2, Cl. D, 5%, 2/15/18	3,345,000	3,382,315

12	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Asset-Backed Securities Continued
SNAAC Auto Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.78%, 6/15/16[1]	$2,290,000	$2,291,243
Westlake Automobile Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14[1]	1,285,000	1,287,174
Wheels SPV LLC, Asset-Backed Nts., Series 2012-1, Cl. A2, 1.19%, 3/20/21[1]	1,685,000	1,686,172

Total Asset-Backed Securities (Cost $115,316,817)		116,176,121
Mortgage-Backed Obligations—62.3%
Government Agency—50.8%
FHLMC/FNMA/FHLB/Sponsored—50.5%
Federal Home Loan Mortgage Corp.:
4.50%, 8/1/42[4]	22,100,000	23,602,109
5.50%, 9/1/39	6,238,900	6,797,511
6%, 5/15/18-11/1/37	1,659,340	1,825,338
6.50%, 4/15/18-4/1/34	1,792,079	1,962,901
7%, 7/15/21-10/1/37	7,807,213	9,352,157
8%, 4/1/16	130,096	140,383
9%, 4/14/17-5/1/25	50,471	58,429
12.50%, 5/15/14	93	94
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	14,286	16,431
Series 1590, Cl. IA, 1.30%, 10/15/23[2]	2,008,827	2,053,546
Series 2034, Cl. Z, 6.50%, 2/15/28	14,672	16,798
Series 2043, Cl. ZP, 6.50%, 4/15/28	2,083,331	2,402,228
Series 2046, Cl. G, 6.50%, 4/15/28	1,216,687	1,393,324
Series 2053, Cl. Z, 6.50%, 4/15/28	15,838	18,153
Series 2063, Cl. PG, 6.50%, 6/15/28	1,065,955	1,222,399
Series 2145, Cl. MZ, 6.50%, 4/15/29	389,908	443,942
Series 2148, Cl. ZA, 6%, 4/15/29	634,427	711,021
Series 2195, Cl. LH, 6.50%, 10/15/29	935,404	1,073,656
Series 2326, Cl. ZP, 6.50%, 6/15/31	270,915	312,166
Series 2341, Cl. FP, 1.142%, 7/15/31[2]	468,528	478,719
Series 2399, Cl. PG, 6%, 1/15/17	313,688	336,435
Series 2423, Cl. MC, 7%, 3/15/32	1,398,293	1,645,146
Series 2453, Cl. BD, 6%, 5/15/17	299,096	321,996
Series 2461, Cl. PZ, 6.50%, 6/15/32	2,356,715	2,719,520
Series 2463, Cl. F, 1.242%, 6/15/32[2]	2,573,684	2,635,906
Series 2500, Cl. FD, 0.742%, 3/15/32[2]	154,067	155,499
Series 2526, Cl. FE, 0.642%, 6/15/29[2]	209,440	210,596
Series 2551, Cl. FD, 0.642%, 1/15/33[2]	438,402	440,995
Series 2676, Cl. KY, 5%, 9/15/23	3,487,876	3,832,907
Series 3025, Cl. SJ, 23.864%, 8/15/35[2]	514,669	763,720
Series 3822, Cl. JA, 5%, 6/1/40	4,216,934	4,488,222
Series 3848, Cl. WL, 4%, 4/1/40	3,372,681	3,570,980
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 14.871%, 4/1/27[5]	863,881	185,713
Series 192, Cl. IO, 12.735%, 2/1/28[5]	105,877	17,356
Series 206, Cl. IO, 0%, 12/1/29[5,6]	147,812	30,550
Series 2129, Cl. S, 17.314%, 2/15/29[5]	1,103,979	209,890

13	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security Continued:
Series 2130, Cl. SC, 50.811%, 3/15/29[5]	$315,652	$63,899
Series 2134, Cl. SB, 62.283%, 3/15/29[5]	323,260	65,645
Series 2422, Cl. SJ, 59.071%, 1/15/32[5]	1,288,948	255,952
Series 243, Cl. 6, 0.513%, 12/15/32[5]	806,109	175,793
Series 2493, Cl. S, 70.442%, 9/15/29[5]	84,232	18,507
Series 2531, Cl. ST, 99.999%, 2/15/30[5]	286,509	3,442
Series 2601, Cl. GS, 43.113%, 11/15/17[5]	918,535	50,056
Series 2796, Cl. SD, 65.525%, 7/15/26[5]	503,950	101,664
Series 2802, Cl. AS, 83.199%, 4/15/33[5]	612,583	36,790
Series 2920, Cl. S, 66.32%, 1/15/35[5]	1,986,237	339,571
Series 3005, Cl. WI, 13.625%, 7/15/35[5]	4,598,428	353,645
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	783,953	109,466
Series 3450, Cl. BI, 12.377%, 5/15/38[5]	8,877,672	1,473,169
Series 3662, Cl. SM, 24.883%, 10/15/32[5]	6,894,952	919,839
Series 3736, Cl. SN, 6.506%, 10/15/40[5]	18,282,869	3,010,220
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.837%, 6/1/26[7]	116,669	101,948
Federal National Mortgage Assn.:
2.50%, 7/1/27[4]	59,880,000	61,713,825
3.50%, 8/1/42[4]	56,025,000	58,756,219
4%, 7/1/27[4]	2,985,000	3,175,294
4.50%, 7/1/27[4]	9,170,000	9,830,527
5.50%, 12/25/18	3,462	3,773
5.50%, 7/1/27-8/1/42[4]	23,518,500	25,633,990
6%, 5/25/20	455,929	491,089
6%, 8/1/42[4]	7,835,000	8,609,932
6.50%, 6/25/17-11/25/31	10,145,400	11,361,031
7%, 9/25/14-4/1/34	4,750,965	5,548,656
7.50%, 1/1/33-8/25/33	5,137,134	6,235,830
8.50%, 7/1/32	17,441	21,683
Federal National Mortgage Assn., 15 yr.:
3%, 7/1/27[4]	90,825,000	95,181,757
3.50%, 7/1/27[4]	8,000,000	8,455,000
Federal National Mortgage Assn., 30 yr.:
4%, 8/1/42[4]	99,335,000	105,558,964
4.50%, 8/1/42[4]	56,060,000	60,106,828
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	1,030	1,035
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	349,343	390,507
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	292,200	333,879
Trust 1996-35, Cl. Z, 7%, 7/25/26	100,351	116,804
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	582,532	667,344
Trust 1998-61, Cl. PL, 6%, 11/25/28	760,707	852,063
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,185,480	1,357,856
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	4,607,969	5,423,897
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,212,474	1,403,086
Trust 2002-10, Cl. FB, 0.745%, 3/25/17[2]	103,079	103,833
Trust 2002-16, Cl. PG, 6%, 4/25/17	598,348	645,869
Trust 2002-2, Cl. UC, 6%, 2/25/17	359,588	385,781
Trust 2002-56, Cl. FN, 1.245%, 7/25/32[2]	673,625	689,957

14	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates Continued:
Trust 2003-130, Cl. CS, 13.61%, 12/25/33[2]	$3,630,163	$4,350,280
Trust 2003-21, Cl. FK, 0.645%, 3/25/33[2]	206,528	207,756
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,659,673
Trust 2004-101, Cl. BG, 5%, 1/25/20	1,545,940	1,656,434
Trust 2004-9, Cl. AB, 4%, 7/1/17	285,213	285,558
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	5,073,000	5,630,362
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	11,441,348
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	3,106,490
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	1,249,331	1,360,314
Trust 2006-50, Cl. SK, 23.301%, 6/25/36[2]	1,243,000	1,857,786
Trust 2009-36, Cl. FA, 1.185%, 6/25/37[2]	3,239,243	3,289,511
Trust 2009-37, Cl. HA, 4%, 4/1/19	3,720,313	3,939,029
Trust 2009-70, Cl. PA, 5%, 8/1/35	3,173,261	3,226,349
Trust 2011-15, Cl. DA, 4%, 3/1/41	1,756,130	1,877,023
Trust 2011-3, Cl. KA, 5%, 4/1/40	3,272,232	3,564,531
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 59.595%, 3/17/31[5]	503,416	102,224
Trust 2001-61, Cl. SE, 34.607%, 11/18/31[5]	604,175	122,569
Trust 2001-65, Cl. S, 35.282%, 11/25/31[5]	1,351,801	263,039
Trust 2001-81, Cl. S, 26.387%, 1/25/32[5]	184,694	38,985
Trust 2002-12, Cl. SB, 41.915%, 7/25/31[5]	295,035	60,465
Trust 2002-2, Cl. SW, 49.709%, 2/25/32[5]	354,352	68,241
Trust 2002-38, Cl. SO, 52.498%, 4/25/32[5]	159,248	29,367
Trust 2002-41, Cl. S, 71.422%, 7/25/32[5]	1,640,165	355,240
Trust 2002-47, Cl. NS, 34.147%, 4/25/32[5]	529,401	105,803
Trust 2002-5, Cl. SD, 69.596%, 2/25/32[5]	305,046	68,318
Trust 2002-51, Cl. S, 34.389%, 8/25/32[5]	486,092	97,144
Trust 2002-52, Cl. SD, 40.73%, 9/25/32[5]	634,639	140,323
Trust 2002-60, Cl. SM, 31.944%, 8/25/32[5]	1,997,048	347,826
Trust 2002-60, Cl. SY, 3.703%, 4/25/32[5]	1,734,718	55,286
Trust 2002-64, Cl. SD, 14.209%, 4/25/27[5]	641,796	150,215
Trust 2002-7, Cl. SK, 33.495%, 1/25/32[5]	1,163,410	215,814
Trust 2002-75, Cl. SA, 31.97%, 11/25/32[5]	1,060,593	195,767
Trust 2002-77, Cl. BS, 28.023%, 12/18/32[5]	2,120,389	378,071
Trust 2002-77, Cl. IS, 47.258%, 12/18/32[5]	271,312	59,294
Trust 2002-77, Cl. JS, 22.701%, 12/18/32[5]	1,942,328	353,121
Trust 2002-77, Cl. SA, 26.199%, 12/18/32[5]	1,899,559	346,544
Trust 2002-77, Cl. SH, 42.047%, 12/18/32[5]	274,970	57,091
Trust 2002-84, Cl. SA, 38.493%, 12/25/32[5]	280,689	51,041
Trust 2002-89, Cl. S, 54.982%, 1/25/33[5]	2,333,571	508,546
Trust 2002-9, Cl. MS, 31.894%, 3/25/32[5]	16,144	3,173
Trust 2002-90, Cl. SN, 33.704%, 8/25/32[5]	1,817,050	316,452
Trust 2002-90, Cl. SY, 39.427%, 9/25/32[5]	892,295	159,585
Trust 2003-14, Cl. OI, 17.807%, 3/25/33[5]	3,755,677	844,583
Trust 2003-26, Cl. IK, 11.234%, 4/25/33[5]	1,289,770	289,696
Trust 2003-33, Cl. SP, 99.999%, 5/25/33[5]	1,777,745	279,663
Trust 2003-4, Cl. S, 32.347%, 2/25/33[5]	547,521	99,379
Trust 2003-52, Cl. NS, 99.999%, 6/25/23[5]	7,967,641	1,166,514
Trust 2003-89, Cl. XS, 99.999%, 11/25/32[5]	990,532	22,209
Trust 2004-54, Cl. DS, 49.113%, 11/25/30[5]	132,050	26,686
Trust 2004-56, Cl. SE, 16.537%, 10/25/33[5]	2,242,440	379,893
Trust 2005-40, Cl. SA, 60.791%, 5/25/35[5]	1,193,517	233,793

15	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security Continued:
Trust 2005-5, Cl. SD, 11.403%, 1/25/35[5]	$3,517,227	$553,499
Trust 2005-6, Cl. SE, 76.857%, 2/25/35[5]	1,740,449	317,860
Trust 2005-71, Cl. SA, 64.209%, 8/25/25[5]	2,036,773	291,814
Trust 2005-93, Cl. SI, 21.423%, 10/25/35[5]	2,021,556	298,400
Trust 2006-53, Cl. US, 15.936%, 6/25/36[5]	172,009	23,289
Trust 2007-84, Cl. DS, 12.147%, 8/25/37[5]	4,879,814	859,811
Trust 2008-46, Cl. EI, 12.785%, 6/25/38[5]	9,087,696	1,618,841
Trust 2008-55, Cl. SA, 22.554%, 7/25/38[5]	4,439,801	714,226
Trust 2008-67, Cl. KS, 56.78%, 8/25/34[5]	5,013,643	377,948
Trust 2009-8, Cl. BS, 18.395%, 2/25/24[5]	4,993,983	495,839
Trust 222, Cl. 2, 24.637%, 6/1/23[5]	882,097	165,105
Trust 247, Cl. 2, 49.406%, 10/1/23[5]	91,131	21,070
Trust 252, Cl. 2, 37.145%, 11/1/23[5]	853,629	183,224
Trust 254, Cl. 2, 32.558%, 1/1/24[5]	1,570,154	334,873
Trust 2682, Cl. TQ, 99.999%, 10/15/33[5]	2,222,452	419,881
Trust 2981, Cl. BS, 99.999%, 5/15/35[5]	3,977,533	719,048
Trust 301, Cl. 2, 2.371%, 4/1/29[5]	477,805	76,708
Trust 303, Cl. IO, 7.61%, 11/1/29[5]	73,968	15,029
Trust 319, Cl. 2, 3.987%, 2/1/32[5]	388,975	60,394
Trust 320, Cl. 2, 10.392%, 4/1/32[5]	5,881,039	931,630
Trust 321, Cl. 2, 4.716%, 4/1/32[5]	1,086,660	167,612
Trust 324, Cl. 2, 0.231%, 7/1/32[5]	512,001	79,580
Trust 331, Cl. 9, 9.034%, 2/1/33[5]	3,419,465	536,125
Trust 334, Cl. 14, 12.376%, 2/1/33[5]	3,060,426	480,084
Trust 334, Cl. 15, 7.486%, 2/1/33[5]	2,217,712	343,374
Trust 334, Cl. 17, 20.327%, 2/1/33[5]	118,128	26,233
Trust 339, Cl. 12, 1.889%, 7/1/33[5]	3,009,638	577,790
Trust 339, Cl. 7, 0%, 7/1/33[5,6]	3,268,967	451,316
Trust 343, Cl. 13, 0.173%, 9/1/33[5]	3,120,378	432,789
Trust 343, Cl. 18, 13.001%, 5/1/34[5]	2,099,161	299,074
Trust 345, Cl. 9, 0%, 1/1/34[5,6]	1,763,679	219,945
Trust 351, Cl. 10, 0%, 4/1/34[5,6]	1,294,178	190,332
Trust 351, Cl. 8, 0%, 4/1/34[5,6]	2,092,573	298,134
Trust 356, Cl. 10, 0%, 6/1/35[5,6]	1,680,357	234,707
Trust 356, Cl. 12, 0%, 2/1/35[5,6]	839,465	117,747
Trust 362, Cl. 13, 0%, 8/1/35[5,6]	2,002,824	329,886
Trust 364, Cl. 16, 0%, 9/1/35[5,6]	2,914,292	466,558
Trust 365, Cl. 16, 7.093%, 3/1/36[5]	2,315,899	366,693
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.347%, 9/25/23[7]	281,456	265,000

		625,388,523
GNMA/Guaranteed—0.3%
Government National Mortgage Assn.:
1.625%, 8/8/25-7/1/27[2]	12,814	13,265
8.50%, 8/1/17-12/15/17	76,123	81,722
10.50%, 12/29/17	6,451	6,646
11%, 11/8/19	10,538	11,452
12%, 5/29/14	59	60

16	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
GNMA/Guaranteed Continued
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.13%, 1/16/27[5]	$647,467	$119,985
Series 2002-15, Cl. SM, 78.508%, 2/16/32[5]	724,199	143,031
Series 2002-41, Cl. GS, 48.829%, 6/16/32[5]	495,736	113,356
Series 2002-76, Cl. SY, 81.916%, 12/16/26[5]	350,155	73,297
Series 2004-11, Cl. SM, 71.057%, 1/17/30[5]	136,902	32,136
Series 2007-17, Cl. AI, 22.033%, 4/16/37[5]	3,742,205	744,199
Series 2011-52, Cl. HS, 9.436%, 4/16/41[5]	11,087,615	2,841,463

		4,180,612
Non-Agency—11.5%
Commercial—6.9%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[5,6]	2,786,681	124,538
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. A4, 5.451%, 1/1/49	5,399,000	6,141,983
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.805%, 6/1/49[2]	2,460,000	2,791,812
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.569%, 6/1/47[2]	2,767,882	2,059,217
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50[2]	2,880,000	3,051,189
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/15/24[3,5,6]	1,066,473	52,044
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[1]	743,436	747,615
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	1,102,383	807,009
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates: Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	248,009	252,243
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,310,000	3,691,865
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.884%, 9/1/20[1,5]	26,301,022	1,786,444
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	1,955,314	1,887,836
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,673,975	1,049,962
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	5,265,000	5,856,791
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	1,906,548	1,948,707
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg. Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38	2,739,112	2,795,183

17	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Continued
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	$1,911,969	$1,874,244
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.009%, 11/1/35[2]	3,698,180	2,709,921
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	3,980,000	4,087,261

Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[1]	187,800	189,836
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	945,000	1,062,126
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[1]	2,217,457	2,240,291
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11, Commercial Mtg. Pass-Through Certificates, Series 2007-LD11, Cl. A4, 6.009%, 6/1/49[2]	5,100,000	5,618,928
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	3,241,196	2,809,793
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 2/11/40	670,786	676,099
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%, 7/11/40	5,595,000	6,418,114
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 29.284%, 2/18/30[5]	1,975,009	25,255
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[1]	79,480	71,068
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43	2,800,000	2,923,164
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates:
Series 2007-IQ15, Cl. A4, 6.076%, 6/1/49[2]	1,600,000	1,819,332
Series 2007-IQ15, Cl. AM, 6.076%, 6/1/49[2]	3,115,000	3,109,268
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 99.999%, 5/18/32[5]	25,942,650	43,558
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 4.89%, 7/1/37[2]	3,494,886	2,309,734
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48	1,640,000	1,824,307
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	136,676	137,513
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	2,965,000	3,425,097
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.451%, 12/1/35[2]	1,934,093	1,657,104
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.749%, 4/1/37[2]	1,088,584	949,093
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.019%, 11/1/37[2]	2,553,753	2,099,869

18	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Commercial Continued
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 8.956%, 3/1/44[5]	$28,484,266	$2,440,389

		85,565,802
Multifamily—0.7%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.625%, 6/1/36[2]	2,319,780	2,008,655

JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.133%, 5/1/37[2]	547,649	468,329
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.622%, 3/1/36[2]	4,210,298	3,656,332
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.668%, 3/25/36[2]	2,444,926	2,077,882

		8,211,198
Other—0.4%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	5,115,000	5,694,893
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 69.60%, 10/23/17[5]	401	26
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 0.84%, 10/23/17[7]	594	592

		5,695,511
Residential—3.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.984%, 2/1/51[2]	3,075,000	3,092,840
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.532%, 5/1/36[2]	945,000	845,880
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37	2,538,638	2,366,862
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.355%, 7/25/36[2]	1,371,686	1,271,835
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.805%, 2/25/33[2]	533,596	467,297
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	980,441	861,650
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36	6,373,123	5,366,402
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,294,593	1,173,142
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	3,685,731	3,082,915
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	2,446,569	1,768,536

19	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Residential Continued
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	$2,170,328	$1,531,237
Countrywide Home Loans, Asset-Backed Certificates: Series 2002-4, Cl. A1, 0.985%, 2/25/33[2]	11,690	11,440
Series 2005-16, Cl. 2AF2, 5.331%, 5/1/36[2]	2,619,066	2,036,216
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37	1,458,856	1,224,228

CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.365%, 6/25/47[2]	1,907,491	1,879,556
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,649,566	1,502,341
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	2,991,821	2,599,379
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.551%, 12/25/34[2]	1,155,342	1,156,023
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,8]	1,750,658	153,183
Option One Mortgage Loan Trust 2007-5, Asset-Backed Certificates, Series 2007-5, Cl. 2A1, 0.335%, 5/25/37[2]	19,263	19,133
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.284%, 1/1/36[2]	692,370	469,475
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	330,411	343,564
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	311,175	205,049
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,604,761	991,357
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	676,292	531,370
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	737,054	611,896
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.312%, 5/1/37[2]	2,031,554	1,807,122
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.056%, 6/25/37[2]	1,000,106	705,945
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	2,047,203	1,857,085
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	1,176,813	1,190,735
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.662%, 10/1/36[2]	2,136,769	1,932,807

		43,056,500
Total Mortgage-Backed Obligations (Cost $754,063,493)		772,098,146

20	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
U.S. Government Obligations—4.0%
Federal Home Loan Mortgage Corp. Nts.:
1%, 7/28/17	$1,460,000	$1,461,764
1.25%, 5/12/17	1,270,000	1,288,908
1.75%, 5/30/19	1,825,000	1,870,899
2.375%, 1/13/22	5,830,000	6,000,918
5.25%, 4/18/16	2,650,000	3,104,859

Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17	4,393,000	4,441,508
5.375%, 6/12/17	1,711,000	2,076,251
U.S. Treasury Bonds:
7.50%, 11/15/16[9]	7,700,000	9,965,486
STRIPS, 3.862%, 2/15/13[10]	1,520,000	1,518,428
U.S. Treasury Nts.:
1.75%, 5/15/22	905,000	913,343
5.125%, 5/15/16[9]	14,830,000	17,418,295

Total U.S. Government Obligations (Cost $47,814,519)		50,060,659
Corporate Bonds and Notes—42.3%
Consumer Discretionary—6.9%
Auto Components—0.2%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	2,745,000	2,978,325
Automobiles—0.7%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	1,561,000	2,397,232
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	6,233,000	6,951,578

		9,348,810
Diversified Consumer Services—0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	3,267,000	3,561,030
Hotels, Restaurants & Leisure—0.6%
Darden Restaurants, Inc., 4.50% Sr. Unsec. Unsub. Nts., 10/15/21	1,545,000	1,635,634
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	4,793,000	5,260,255
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	762,000	899,773

		7,795,662
Household Durables—0.6%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	3,078,000	3,262,680
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	2,781,000	2,875,765
Whirlpool Corp., 5.50% Sr. Unsec. Unsub. Nts., 3/1/13	971,000	996,830

		7,135,275
Media—2.2%
CBS Corp., 4.85% Sr. Unsec. Unsub. Nts., 7/1/42	1,019,000	1,002,653
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,555,513
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	2,825,000	3,171,063

21	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media Continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	$1,748,000	$1,768,387
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	3,022,000	3,278,870
Historic TW, Inc., 9.125% Debs., 1/15/13	922,000	960,493

Interpublic Group of Cos., Inc. (The): 6.25% Sr. Unsec. Nts., 11/15/14	1,368,000	1,501,380
10% Sr. Unsec. Nts., 7/15/17	2,881,000	3,269,935
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,048,000	1,231,549
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	1,542,000	2,096,881
Time Warner, Inc., 9.15% Debs., 2/1/23	400,000	557,366
Virgin Media Secured Finance plc: 5.25% Sr. Sec. Nts., 1/15/21	1,675,000	1,860,141
6.50% Sr. Sec. Nts., 1/15/18	3,389,000	3,702,483
		26,956,714
Multiline Retail—1.0%
Dollar General Corp., 4.125% Nts., 7/15/17[4]	3,080,000	3,137,750
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	1,535,000	1,652,929
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	4,811,000	5,224,303
Target Corp., 4% Sr. Unsec. Nts., 7/1/42	2,215,000	2,194,697
		12,209,679
Specialty Retail—1.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	2,994,000	3,285,915
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	3,333,000	3,566,310
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	3,071,000	3,355,068
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14	2,606,000	2,914,016
		13,121,309
Textiles, Apparel & Luxury Goods—0.2%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20	2,633,000	2,929,213
Consumer Staples—2.9%
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,192,000	1,904,029
Constellation Brands, Inc., 6% Sr. Unsec. Unsub. Nts., 5/1/22	3,091,000	3,330,553
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	824,000	903,092
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	2,949,000	3,032,719
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42	1,297,000	1,443,508
		10,613,901
Food & Staples Retailing—0.3%
Delhaize Group: 5.70% Sr. Unsec. Nts., 10/1/40	845,000	712,900
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14	2,660,000	2,802,321
		3,515,221

22	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Food Products—1.1%
Bunge Ltd. Finance Corp.: 5.35% Sr. Unsec. Unsub. Nts., 4/15/14	$2,811,000	$2,967,685
8.50% Sr. Unsec. Nts., 6/15/19	1,860,000	2,326,546
Kraft Foods Group, Inc., 5% Sr. Unsec. Nts., 6/4/42[1]	781,000	831,063

Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	1,887,000	2,435,974
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	3,180,000	3,454,275
Tyson Foods, Inc., 4.50% Sr. Unsec. Unsub. Nts., 6/15/22	1,598,000	1,653,930
		13,669,473
Tobacco—0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	2,200,000	3,593,834
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41	1,831,000	1,994,834
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	2,925,000	3,088,361
		8,677,029
Energy—5.0%
Energy Equipment & Services—1.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	3,457,000	3,774,982
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18	3,651,000	4,196,803
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14	2,633,000	2,879,765
Precision Drilling Corp.: 6.50% Sr. Unsec. Nts., 12/15/21	1,380,000	1,414,500
6.625% Sr. Unsec. Nts., 11/15/20	1,330,000	1,376,550
Rowan Cos., Inc., 4.875% Sr. Unsec. Nts., 6/1/22	2,030,000	2,053,343
		15,695,943
Oil, Gas & Consumable Fuels—3.7%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,155,000	1,317,276
Apache Corp., 4.75% Sr. Unsec. Unsub. Nts., 4/15/43	1,017,000	1,136,108
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13[1]	2,907,000	3,034,548
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	4,419,000	5,153,866
Energy Transfer Partners LP: 4.65% Sr. Unsec. Unsub. Nts., 6/1/21	2,402,000	2,487,855
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	884,000	949,148
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	4,797,000	4,950,705
Kinder Morgan Energy Partners LP, 3.95% Sr. Unsec. Unsub. Nts., 9/1/22	1,605,000	1,630,691
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	2,933,000	3,138,310
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	2,876,000	3,060,866
Phillips 66, 4.30% Unsec. Nts., 4/1/22[1]	2,051,000	2,163,610
Plains All American Pipeline LP/PAA Finance Corp., 5.15% Sr. Unsec. Unsub. Nts., 6/1/42	821,000	872,155
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	2,966,000	3,255,185
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	2,768,000	2,992,900

23	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	$3,097,000	$2,996,348
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22[1]	1,521,000	1,545,893
Woodside Finance Ltd.:
4.60% Sr. Unsec. Nts., 5/10/21[1]	2,326,000	2,496,240
5% Sr. Unsec. Nts., 11/15/13[1]	2,974,000	3,101,903
		46,283,607

Financials—14.6%
Capital Markets—3.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	4,750,000	5,214,279
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	2,839,000	2,695,704
Goldman Sachs Group, Inc. (The): 5.25% Sr. Unsec. Nts., 7/27/21	2,592,000	2,639,610
6.25% Sr. Nts., 2/1/41	2,816,000	2,949,971
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17[1]	979,000	998,548
6.625% Unsec. Sub. Nts., 4/7/21[1]	4,420,000	4,442,034
Morgan Stanley: 5.50% Sr. Unsec. Unsub. Nts., 7/24/20[1]	2,513,000	2,464,155
5.625% Sr. Unsec. Nts., 9/23/19	7,183,000	7,123,604
Nomura Holdings, Inc.: 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	2,649,000	2,698,674
6.70% Sr. Unsec. Nts., 3/4/20	271,000	300,894
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24	2,977,000	3,188,284
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	3,242,000	3,267,433
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	1,120,000	1,123,809
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[11]	3,206,000	3,045,700
		42,152,699
Commercial Banks—2.6%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[1]	3,088,000	3,109,218
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	5,277,000	5,263,808
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	7,850,000	7,408,438
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	5,320,000	5,251,436
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13	1,818,000	1,866,002
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K11	3,421,000	3,771,653
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17	5,383,000	5,420,127
		32,090,682
Consumer Finance—1.1%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	2,690,000	2,790,931
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19	4,330,000	5,390,265
SLM Corp., 6.25% Sr. Nts., 1/25/16	4,580,000	4,831,900
		13,013,096

24	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Diversified Financial Services—2.6%
Bank of America Corp., 5.70% Sr. Unsec. Unsub. Nts., 1/24/22	$4,930,000	$5,443,553
Citigroup, Inc.: 4.45% Sr. Unsec. Unsub. Nts., 1/10/17	2,028,000	2,128,879
4.50% Sr. Unsec. Nts., 1/14/22[4]	2,960,000	3,065,530
6.125% Sr. Unsec. Unsub. Nts., 11/21/17	4,928,000	5,468,676
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[1][1]	9,819,000	10,801,843
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	4,315,000	4,942,008
		31,850,489

Insurance—3.7%
American International Group, Inc.:
4.875% Sr. Unsec. Nts., 6/1/22	2,715,000	2,785,666
6.25% Jr. Sub. Bonds, 3/15/37	1,458,000	1,355,940
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	927,000	1,110,943
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	2,178,000	2,399,217
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	1,534,000	1,690,717
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[1]	2,685,000	2,697,115
Hartford Financial Services Group, Inc., 6.625% Sr. Unsec. Unsub. Nts., 4/15/42	1,895,000	1,960,641
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[1]	1,900,000	1,860,279
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[1]	4,145,000	4,181,882
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	6,060,000	5,590,350
Prudential Covered Trust 2012-1, 2.997% Sec. Nts., 9/30/15[1]	3,910,000	3,975,575
Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,11]	6,303,000	5,813,194
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	5,031,000	5,423,891
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[2,3]	5,581,000	5,497,285
		46,342,695
Real Estate Investment Trusts—1.2%
American Tower Corp.: 5.05% Sr. Unsec. Unsub. Nts., 9/1/20	985,000	1,037,042
7% Sr. Unsec. Nts., 10/15/17	2,465,000	2,868,779
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14	2,798,000	2,866,361
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13	3,074,000	3,177,800
National Retail Properties, Inc., 6.25% Sr. Unsec. Unsub. Nts., 6/15/14	2,147,000	2,280,397
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14[1]	2,683,000	2,928,964
		15,159,343
Health Care—1.4%
Biotechnology—0.6%
Amgen, Inc., 3.625% Sr. Unsec. Unsub. Nts., 5/15/22	3,031,000	3,143,211
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,783,000	2,007,892
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41	1,585,000	1,857,184
		7,008,287

25	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—0.5%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22[1]	$2,094,000	$2,176,550
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	1,440,000	1,906,638
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	2,043,000	2,350,633
		6,433,821
Pharmaceuticals—0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18[1]	3,358,000	3,551,085

Industrials—3.1%
Aerospace & Defense—0.4%
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	2,933,000	3,079,650
United Technologies Corp., 3.10% Sr. Unsec. Unsub. Nts., 6/1/22	2,119,000	2,227,063
		5,306,713
Commercial Services & Supplies—0.3%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	3,171,000	3,448,463
Industrial Conglomerates—0.8%
General Electric Capital Corp.: 5.25% Sr. Unsec. Nts., 10/19/12	578,000	586,134
6.375% Unsec. Sub. Bonds, 11/15/67	6,149,000	6,418,019
7.125% Unsec. Sub. Nts., 12/15/49	2,600,000	2,756,978
		9,761,131
Machinery—1.0%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[1]	3,214,000	3,455,050
ITT Corp., 7.375% Unsec. Debs., 11/15/15	2,060,000	2,366,357
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	1,566,000	1,723,652
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22	2,240,000	2,311,080
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[1]	2,616,000	2,864,520
		12,720,659
Professional Services—0.2%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	2,833,000	3,002,980
Road & Rail—0.4%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	973,000	1,099,546
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18	2,824,000	3,173,611
		4,273,157
Information Technology—1.5%
Communications Equipment—0.1%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	1,294,000	1,496,966
Computers & Peripherals—0.2%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21	2,337,000	2,456,206

26	OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Electronic Equipment & Instruments—0.4%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	$3,232,000	$3,397,779
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42	1,196,000	1,260,197
		4,657,976
Office Electronics—0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	2,655,000	2,751,523
Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	2,700,000	2,983,500
Software—0.3%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	3,686,000	3,779,665

Materials—3.1%
Chemicals—0.8%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	1,491,000	1,835,666
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	5,417,000	5,650,077
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42	2,185,000	2,239,444
		9,725,187
Containers & Packaging—0.6%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	2,937,000	3,223,358
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22[1]	1,064,000	1,099,069
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[1]	2,552,000	2,896,520
		7,218,947
Metals & Mining—1.5%
ArcelorMittal, 6.25% Sr. Unsec. Unsub. Nts., 2/25/22	1,653,000	1,623,005
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40	814,000	802,961
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22	2,166,000	2,137,127
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	4,741,000	5,315,273
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12	3,075,000	3,109,661
Xstrata Canada Corp.: 5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,485,000	1,611,552
6% Sr. Unsec. Unsub. Nts., 10/15/15	2,552,000	2,814,869
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	1,069,000	1,070,982
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[1]	52,000	58,166
		18,543,596
Paper & Forest Products—0.2%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	1,318,000	1,493,293
Westvaco Corp., 7.95% Sr. Unsec. Unsub. Nts., 2/15/31	701,000	803,706
		2,296,999

27	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Telecommunication Services—2.3%
Diversified Telecommunication Services—2.1%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	$3,885,000	$4,862,179
British Telecommunications plc, 9.875% Bonds, 12/15/30	1,896,000	2,861,542
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42	2,333,000	2,273,159
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	3,254,000	3,514,320
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	3,782,000	3,328,160
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21	4,450,000	3,883,991
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,690,000	2,205,163
Vivendi SA, 4.75% Sr. Unsec. Nts., 4/12/22[1]	285,000	282,019
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17	2,881,000	3,154,695
		26,365,228

Wireless Telecommunication Services—0.2%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts., 3/30/40	1,413,000	1,755,579
Utilities—1.5%
Electric Utilities—1.1%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	4,312,000	4,554,382
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	2,763,000	2,804,390
Oncor Electric Delivery Co. LLC, 4.10% Sr. Sec. Nts., 6/1/22[1]	605,000	618,580
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[1]	4,961,000	5,358,257

		13,335,609
Energy Traders—0.2%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	2,889,000	3,034,577
Gas Utilities—0.2%
Southwest Gas Corp., 3.875% Sr. Unsec. Unsub. Nts., 4/1/22	2,095,000	2,214,287

Total Corporate Bonds and Notes (Cost $503,126,859)		523,222,336

	Shares
Investment Company—17.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[12,13] (Cost $221,256,206)	221,256,206	221,256,206
Total Investments, at Value (Cost $1,641,577,894)	135.9%	1,682,813,468
Liabilities in Excess of Other Assets	(35.9)	(444,401,513)

Net Assets	100.0%	$1,238,411,955

28	OPPENHEIMER CORE BOND FUND

Footnotes to Statement of Investments

* June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $144,751,909 or 11.69% of the Fund’s net assets as of June 29, 2012.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of June 29, 2012 was $12,911,795, which represents 1.04% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/15/24	4/21/97	$175,259	$52,044	$(123,215)
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	1,703,335	153,183	(1,550,152)
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14	7/16/09-2/16/12	2,850,796	2,992,900	142,104
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-2/9/12	2,314,960	2,318,584	3,624
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17	5/19/11-1/19/12	1,893,170	1,897,799	4,629
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11-2/23/12	5,466,069	5,497,285	31,216

		$14,403,589	$12,911,795	$(1,491,794)

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See Note 1 of the accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,049,316 or 3.07% of the Fund’s net assets as of June 29, 2012.

6. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $367,540 or 0.03% of the Fund’s net assets as of June 29, 2012.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

9. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,411,484. See Note 6 of the accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

29	OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 30, 2011[a]	Gross Additions	Gross Reductions	Shares June 29, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	216,745,143	216,056,465	211,545,402	221,256,206

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$221,256,206	$209,448

a. December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

13. Rate shown is the 7-day yield as of June 29, 2012.

Futures Contracts as of June 29, 2012 are as follows:
Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	Buy	208	9/19/12	$30,777,500	$(252,704)
U.S. Treasury Nts., 2 yr.	Sell	511	9/28/12	112,515,813	66,352
U.S. Treasury Nts., 5 yr.	Sell	455	9/28/12	56,405,781	(68,347)
U.S. Treasury Nts., 10 yr.	Sell	202	9/19/12	26,941,750	6,479
U.S. Treasury Ultra Bonds	Buy	329	9/19/12	54,891,594	833,612

					$585,392

See accompanying Notes to Financial Statements.

30	OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES    June 29, 20121 / (Unaudited)

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,420,321,688)	$1,461,557,262
Affiliated companies (cost $221,256,206)	221,256,206
1,682,813,468
Cash	6,692,264
Receivables and other assets:
Investments sold (including $342,055,157 sold on a when-issued or delayed delivery basis)	363,409,308
Interest, dividends and principal paydowns	9,650,629
Shares of beneficial interest sold	987,146
Futures margins	240,782
Other	117,093
Total assets	2,063,910,690
Liabilities
Payables and other liabilities:
Investments purchased (including $807,724,315 purchased on a when-issued or delayed delivery basis)	821,370,604
Shares of beneficial interest redeemed	2,434,323
Futures margins	1,276,984
Transfer and shareholder servicing agent fees	137,663
Distribution and service plan fees	125,174
Dividends	44,986
Trustees’ compensation	35,216
Shareholder communications	16,005
Other	57,780
Total liabilities	825,498,735
Net Assets	$1,238,411,955
Composition of Net Assets
Par value of shares of beneficial interest	$182,221
Additional paid-in capital	1,690,636,494
Accumulated net investment income	114,445
Accumulated net realized loss on investments	(494,342,171)
Net unrealized appreciation on investments	41,820,966
Net Assets	$1,238,411,955

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

31	OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $428,920,636 and 63,077,323 shares of beneficial interest outstanding)	$6.80
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.14
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,684,352 and 4,367,072 shares of beneficial interest outstanding)	$6.80
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $120,107,187 and 17,645,937 shares of beneficial interest outstanding)	$6.81
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,059 and 1,481 shares of beneficial interest outstanding)	$6.79
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,287,603 and 5,485,917 shares of beneficial interest outstanding)	$6.80
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $622,402,118 and 91,643,287 shares of beneficial interest outstanding)	$6.79

See accompanying Notes to Financial Statements.

32	OPPENHEIMER CORE BOND FUND

STATEMENT  OF OPERATIONS    For the Six Months Ended June 29, 20121 /  (Unaudited)

Investment Income
Interest	$25,370,575
Dividends from affiliated companies	209,448
Fee income on when-issued securities	4,140,578
Total investment income	29,720,601
Expenses
Management fees	2,850,920
Distribution and service plan fees:
Class A	506,061
Class B	142,085
Class C	578,802
Class N	92,851
Transfer and shareholder servicing agent fees:
Class A	558,696
Class B	66,612
Class C	141,465
Class I	1
Class N	56,556
Class Y	19,166
Shareholder communications:
Class A	44,614
Class B	5,199
Class C	7,353
Class N	2,457
Class Y	931
Trustees’ compensation	30,987
Custodian fees and expenses	18,080
Administration service fees	750
Other	189,841
Total expenses	5,313,427
Less waivers and reimbursements of expenses	(568,283)
Net expenses	4,745,144
Net Investment Income	24,975,457

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

33	OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS    Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$17,347,771
Closing and expiration of futures contracts	1,399,142
Net realized gain	18,746,913
Net change in unrealized appreciation/depreciation on:
Investments	12,258,921
Futures contracts	(21,120)
Net change in unrealized appreciation/depreciation	12,237,801
Net Increase in Net Assets Resulting from Operations	$55,960,171

See accompanying Notes to Financial Statements.

34	OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 29, 2012[1] (Unaudited)	Year Ended December 30, 2011[1]
Operations
Net investment income	$24,975,457	$51,146,862
Net realized gain	18,746,913	34,364,629
Net change in unrealized appreciation/depreciation	12,237,801	(2,369,293)
Net increase in net assets resulting from operations	55,960,171	83,142,198
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,314,123)	(18,164,405)
Class B	(468,887)	(1,060,869)
Class C	(1,913,392)	(4,100,631)
Class I	(69)	—
Class N	(705,920)	(1,679,470)
Class Y	(13,572,909)	(28,840,007)
	(24,975,300)	(53,845,382)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	12,576,259	(22,388,876)
Class B	448,181	(2,845,776)
Class C	2,179,427	4,775,030
Class I	10,000	—
Class N	(1,747,761)	(3,828,280)
Class Y	1,681,987	54,760,344
	15,148,093	30,472,442
Net Assets
Total increase	46,132,964	59,769,258
Beginning of period	1,192,278,991	1,132,509,733
End of period (including accumulated net investment income of $114,445 and $114,288, respectively)	$1,238,411,955	$1,192,278,991

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

35	OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class A	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.63	$6.46	$6.12	$6.12	$10.18	$10.23
Income (loss) from investment operations:
Net investment income[2]	.14	.29	.31	.41	.56	.50
Net realized and unrealized gain (loss)	.17	.18	.35	— [3]	(4.06)	(.05)
Total from investment operations	.31	.47	.66	.41	(3.50)	.45
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.30)	(.32)	(.17)	—	(.39)
Tax return of capital distribution	—	—	—	(.24)	(.56)	(.11)
Total dividends and/or distributions to shareholders	(.14)	(.30)	(.32)	(.41)	(.56)	(.50)
Net asset value, end of period	$6.80	$6.63	$6.46	$6.12	$6.12	$10.18
Total Return, at Net Asset Value[4]	4.65%	7.44%	10.96%	7.29%	(35.83)%	4.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$428,921	$405,745	$418,034	$370,941	$465,375	$954,825
Average net assets (in thousands)	$413,861	$394,500	$417,031	$367,832	$786,186	$779,234
Ratios to average net assets:[5]
Net investment income	4.04%	4.37%	4.79%	7.11%	6.20%	4.89%
Total expenses[6]	1.05%	1.06%	1.12%	1.17%	0.92%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.90%	0.88%	0.82%	0.90%	0.87%
Portfolio turnover rate[7]	79%	94%	98%	115%	52%	89%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.07%
Year Ended December 30, 2011	1.08%
Year Ended December 31, 2010	1.13%
Year Ended December 31, 2009	1.19%
Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 29, 2012	$3,195,655,558	$3,212,996,307
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309

See accompanying Notes to Financial Statements.

36	OPPENHEIMER CORE BOND FUND

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class B	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.63	$6.46	$6.12	$6.12	$10.17	$10.23
Income (loss) from investment operations:
Net investment income[2]	.11	.24	.26	.37	.49	.42
Net realized and unrealized gain (loss)	.17	.18	.35	(.01)	(4.04)	(.06)
Total from investment operations	.28	.42	.61	.36	(3.55)	.36
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.25)	(.27)	(.15)	—	(.31)
Tax return of capital distribution	—	—	—	(.21)	(.50)	(.11)
Total dividends and/or distributions to shareholders	(.11)	(.25)	(.27)	(.36)	(.50)	(.42)
Net asset value, end of period	$6.80	$6.63	$6.46	$6.12	$6.12	$10.17
Total Return, at Net Asset Value[3]	4.26%	6.65%	10.14%	6.49%	(36.24)%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,684	$28,496	$30,636	$33,005	$42,617	$ 99,282
Average net assets (in thousands)	$28,648	$27,444	$33,579	$33,018	$76,116	$106,727
Ratios to average net assets:[4]
Net investment income	3.29%	3.63%	4.09%	6.35%	5.43%	4.13%
Total expenses[5]	2.01%	2.22%	2.32%	2.43%	1.87%	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.63%	1.57%	1.65%	1.64%
Portfolio turnover rate[6]	79%	94%	98%	115%	52%	89%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	2.03%
Year Ended December 30, 2011	2.24%
Year Ended December 31, 2010	2.33%
Year Ended December 31, 2009	2.45%
Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 29, 2012	$3,195,655,558	$3,212,996,307
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309

See accompanying Notes to Financial Statements.

37	OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class C	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.63	$6.46	$6.13	$6.13	$10.18	$10.24
Income (loss) from investment operations:
Net investment income[2]	.11	.24	.26	.37	.50	.42
Net realized and unrealized gain (loss)	.18	.18	.34	(.01)	(4.05)	(.06)
Total from investment operations	.29	.42	.60	.36	(3.55)	.36
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.25)	(.27)	(.15)	—	(.31)
Tax return of capital distribution	—	—	—	(.21)	(.50)	(.11)
Total dividends and/or distributions to shareholders	(.11)	(.25)	(.27)	(.36)	(.50)	(.42)
Net asset value, end of period	$6.81	$6.63	$6.46	$6.13	$6.13	$10.18
Total Return, at Net Asset Value[3]	4.41%	6.64%	9.95%	6.49%	(36.20)%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$120,107	$114,942	$107,517	$96,829	$108,673	$194,071
Average net assets (in thousands)	$116,805	$106,644	$108,324	$94,555	$169,737	$172,144
Ratios to average net assets:[4]
Net investment income	3.29%	3.60%	4.04%	6.31%	5.49%	4.12%
Total expenses[5]	1.77%	1.82%	1.89%	1.97%	1.68%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.63%	1.56%	1.65%	1.64%
Portfolio turnover rate[6]	79%	94%	98%	115%	52%	89%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.79%
Year Ended December 30, 2011	1.84%
Year Ended December 31, 2010	1.90%
Year Ended December 31, 2009	1.99%
Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 29, 2012	$3,195,655,558	$3,212,996,307
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309

See accompanying Notes to Financial Statements.

38	OPPENHEIMER CORE BOND FUND

Period Ended June 29, 2012[1]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$6.75
Income (loss) from investment operations:
Net investment income[2]	.05
Net realized and unrealized gain	.04
Total from investment operations	.09
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)
Tax return of capital distribution	—
Total dividends and/or distributions to shareholders	(.05)
Net asset value, end of period	$6.79
Total Return, at Net Asset Value[3]	1.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4]
Net investment income	4.06%
Total expenses[5]	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%
Portfolio turnover rate[6]	79%

1. For the period from April 27, 2012 (inception of offering) to June 29, 2012, the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended June 29, 2012	0.53%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Period Ended June 29, 2012	$3,195,655,558	$3,212,996,307

See accompanying Notes to Financial Statements.

39	OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class N	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.62	$6.45	$6.12	$6.12	$10.17	$10.23
Income (loss) from investment operations:
Net investment income[2]	.13	.27	.29	.40	.54	.47
Net realized and unrealized gain (loss)	.18	.18	.34	(.01)	(4.05)	(.06)
Total from investment operations	.31	.45	.63	.39	(3.51)	.41
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.28)	(.30)	(.16)	—	(.36)
Tax return of capital distribution	—	—	—	(.23)	(.54)	(.11)
Total dividends and/or distributions to shareholders	(.13)	(.28)	(.30)	(.39)	(.54)	(.47)
Net asset value, end of period	$6.80	$6.62	$6.45	$6.12	$6.12	$10.17
Total Return, at Net Asset Value[3]	4.67%	7.18%	10.51%	7.02%	(35.92)%	4.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,288	$38,071	$40,884	$40,051	$54,092	$84,017
Average net assets (in thousands)	$37,431	$38,729	$41,730	$42,761	$83,422	$70,555
Ratios to average net assets:[4]
Net investment income	3.79%	4.11%	4.56%	6.88%	6.01%	4.62%
Total expenses[5]	1.33%	1.36%	1.47%	1.56%	1.28%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.15%	1.13%	1.07%	1.15%	1.14%
Portfolio turnover rate[6]	79%	94%	98%	115%	52%	89%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	1.35%
Year Ended December 30, 2011	1.38%
Year Ended December 31, 2010	1.48%
Year Ended December 31, 2009	1.58%
Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 29, 2012	$3,195,655,558	$3,212,996,307
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309

See accompanying Notes to Financial Statements.

40	OPPENHEIMER CORE BOND FUND

	Six Months Ended June 29, 2012[1]	Year Ended December 30,	Year Ended December 31,
Class Y	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.62	$6.45	$6.11	$6.12	$10.16	$10.22
Income (loss) from investment operations:
Net investment income[2]	.15	.31	.33	.43	.60	.53
Net realized and unrealized gain (loss)	.17	.19	.35	(.02)	(4.04)	(.05)
Total from investment operations	.32	.50	.68	.41	(3.44)	.48
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.33)	(.34)	(.17)	—	(.43)
Tax return of capital distribution	—	—	—	(.25)	(.60)	(.11)
Total dividends and/or distributions to shareholders	(.15)	(.33)	(.34)	(.42)	(.60)	(.54)
Net asset value, end of period	$6.79	$6.62	$6.45	$6.11	$6.12	$10.16
Total Return, at Net Asset Value[3]	4.86%	7.87%	11.38%	7.44%	(35.45)%	4.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$622,402	$605,025	$535,439	$537,655	$ 803,777	$824,678
Average net assets (in thousands)	$612,967	$577,367	$540,778	$598,909	$1,006,642	$617,403
Ratios to average net assets:[4]
Net investment income	4.45%	4.76%	5.22%	7.51%	6.78%	5.28%
Total expenses[5]	0.52%	0.52%	0.57%	0.62%	0.51%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.49%	0.49%	0.50%	0.51%	0.51%	0.47%
Portfolio turnover rate[6]	79%	94%	98%	115%	52%	89%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 29, 2012	0.54%
Year Ended December 30, 2011	0.54%
Year Ended December 31, 2010	0.58%
Year Ended December 31, 2009	0.64%
Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 29, 2012	$3,195,655,558	$3,212,996,307
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309

See accompanying Notes to Financial Statements.

41	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    June 29, 2012 / Unaudited

1. Significant Accounting Policies

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return by investing mainly in debt instruments. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of June 29, 2012, approximately 48.1% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares. Class B shares are no longer offered for new purchase after June 29, 2012. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on April 27, 2012.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long

42	OPPENHEIMER CORE BOND FUND

as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$807,724,315
Sold securities	342,055,157

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of

43	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$1,703,335
Market Value	$153,183
Market Value as a % of Net Assets	0.01%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 30, 2011, the Fund utilized $34,608,648 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $1,698,218. Details of the fiscal year ended December 30, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$44,617,792
2017	466,197,242

Total	$510,815,034

44	OPPENHEIMER CORE BOND FUND

As of June 29, 2012, it is estimated that the capital loss carryforwards would be $492,068,121 expiring by 2017. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 29, 2012, it is estimated that the Fund will utilize $18,746,913 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,641,812,749
Federal tax cost of other investments	(110,779,642)

Total federal tax cost	$1,531,033,107

Gross unrealized appreciation	$53,184,643
Gross unrealized depreciation	(11,598,532)

Net unrealized appreciation	$41,586,111

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend

45	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

46	OPPENHEIMER CORE BOND FUND

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a

47	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior

48	OPPENHEIMER CORE BOND FUND

day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$116,176,121	$—	$116,176,121
Mortgage-Backed Obligations	—	772,098,146	—	772,098,146
U.S. Government Obligations	—	50,060,659	—	50,060,659
Corporate Bonds and Notes	—	523,222,336	—	523,222,336
Investment Company	221,256,206	—	—	221,256,206

Total Investments, at Value	221,256,206	1,461,557,262	—	1,682,813,468
Other Financial Instruments:
Futures margins	240,782	—	—	240,782

Total Assets	$221,496,988	$1,461,557,262	$—	$1,683,054,250

Liabilities Table
Other Financial Instruments:
Futures margins	$(1,276,984)	$—	$—	$(1,276,984)

Total Liabilities	$(1,276,984)	$—	$—	$(1,276,984)

49	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 29, 2012[1]		Year Ended December 30, 2011
	Shares	Amount	Shares	Amount
Class A
Sold	8,912,911	$59,972,755	20,776,412	$136,599,909
Dividends and/or distributions reinvested	1,126,874	7,606,596	2,456,038	16,136,755
Redeemed	(8,183,991)	(55,003,092)	(26,753,427)	(175,125,540)

Net increase (decrease)	1,855,794	$12,576,259	(3,520,977)	$(22,388,876)

Class B
Sold	914,972	$6,152,543	1,745,473	$11,493,315
Dividends and/or distributions reinvested	66,633	449,628	151,110	992,271
Redeemed	(915,768)	(6,153,990)	(2,341,349)	(15,331,362)

Net increase (decrease)	65,837	$448,181	(444,766)	$(2,845,776)

Class C
Sold	2,798,635	$18,850,268	7,808,068	$51,505,360
Dividends and/or distributions reinvested	257,771	1,742,034	552,423	3,631,907
Redeemed	(2,736,780)	(18,412,875)	(7,668,485)	(50,362,237)

Net increase	319,626	$2,179,427	692,006	$4,775,030

Class I
Sold	1,481	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	1,481	$10,000	—	$—

50	OPPENHEIMER CORE BOND FUND

	Six Months Ended June 29, 2012[1]		Year Ended December 30, 2011
	Shares	Amount	Shares	Amount
Class N
Sold	842,501	$5,666,073	1,417,774	$9,311,251
Dividends and/or distributions reinvested	87,258	588,822	201,267	1,321,212
Redeemed	(1,190,762)	(8,002,656)	(2,206,221)	(14,460,743)

Net decrease	(261,003)	$(1,747,761)	(587,180)	$(3,828,280)

Class Y
Sold	7,028,379	$47,226,629	23,862,540	$156,458,018
Dividends and/or distributions reinvested	2,009,782	13,546,131	4,383,479	28,769,150
Redeemed	(8,797,308)	(59,090,773)	(19,868,048)	(130,466,824)

Net increase	240,853	$1,681,987	8,377,971	$54,760,344

1. For the six months ended June 29, 2012 for Class A, Class B, Class C, Class N and Class Y shares and for the period from April 27, 2012 (inception of offering) to June 29, 2012 for Class I shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 29, 2012, were as follows:

	Purchases	Sales
Investment securities	$746,805,251	$709,226,740
U.S. government and government agency obligations	18,493,336	13,863,215
To Be Announced (TBA) mortgage-related securities	3,195,655,558	3,212,996,307

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $1 billion	0.50%
Over $1 billion	0.35

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 29, 2012, the Fund paid $831,568 to OFS for services to the Fund.

51	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 29, 2012 were as follows:

Class B	$1,511,019
Class C	3,987,181
Class N	1,791,539

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC

52	OPPENHEIMER CORE BOND FUND

retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
June 29, 2012	$123,025	$447	$37,735	$7,605	$330

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the “total annual operating expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average annual net assets, will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and Class C shares; 1.15% for Class N shares and 0.65% for Class Y shares. During the six months ended June 29, 2012, the Manager waived fees and/or reimbursed the Fund $246,774, $35,485, $48,687 and $27,315 for Class A, Class B, Class C and Class N, respectively.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to March 1, 2012. Effective March 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

During the six months ended June 29, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$11,822

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 29, 2012, the Manager waived fees and/or reimbursed the Fund $94,335 for IMMF management fees.

The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 29, 2012, the Manager reimbursed the Fund $103,865 for legal costs and fees.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk

53	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

54	OPPENHEIMER CORE BOND FUND

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Valuations of derivative instruments as of June 29, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Interest rate contracts	Futures margins	$240,782	*	Futures margins	$1,276,984	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Closing and expiration of futures contracts
Interest rate contracts	$1,399,142

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$(21,120)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such

55	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the six months ended June 29, 2012, the Fund had an ending monthly average market value of $97,258,763 and $219,321,465 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

7. Restricted Securities

As of June 29, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

8. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these

56	OPPENHEIMER CORE BOND FUND

lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit

57	OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

58	OPPENHEIMER CORE BOND FUND

SPECIAL SHAREHOLDER MEETING    Unaudited

On February 29, 2012, a shareholder meeting of Oppenheimer Core Bond Fund (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting Proposal No. 2 (including all of its sub-proposals) and Proposal No. 3 were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
William L. Armstrong	150,230,080	2,771,732
Edward L. Cameron	150,207,737	2,794,076
Jon S. Fossel	150,315,430	2,686,383
Sam Freedman	150,729,353	2,272,459
Richard F. Grabish	150,946,496	2,055,316
Beverly L. Hamilton	150,882,474	2,119,339
Robert J. Malone	150,889,950	2,111,863
F. William Marshall, Jr.	150,886,528	2,115,285
Victoria J. Herget	150,912,115	2,089,697
Karen L. Stuckey	151,137,581	1,864,232
James D. Vaughn	151,191,491	1,810,322
William F. Glavin, Jr.	151,115,310	1,886,503

2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote
113,746,069	5,863,390	3,589,462	29,802,892

2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote
114,557,241	5,330,380	3,311,296	29,802,892

2c: Proposal to remove the fundamental policy relating to diversification of investments

For	Against	Abstain	Broker Non Vote
113,737,453	5,927,242	3,534,222	29,802,892

2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote
113,591,692	6,130,377	3,476,851	29,802,892

2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote
114,067,637	5,641,649	3,489,631	29,802,892

2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote
113,945,401	5,843,363	3,410,155	29,802,892

2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote
113,623,673	6,047,890	3,527,358	29,802,892

59	OPPENHEIMER CORE BOND FUND

SPECIAL SHAREHOLDER MEETING    Unaudited / Continued

2o: Proposal to convert the Fund’s investment objective from fundamental to non-fundamental

For	Against	Abstain	Broker Non Vote
109,643,416	10,073,852	3,481,650	29,802,892

2p: Proposal to approve a change in the Fund’s investment objective

For	Against	Abstain	Broker Non Vote
114,026,692	5,786,249	3,385,978	29,802,892

Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain	Broker Non Vote
115,405,227	4,573,877	3,219,815	29,802,892

60	OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies (“portfolio proxies”) relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Fund’s Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

61	OPPENHEIMER CORE BOND FUND

OPPENHEIMER CORE BOND FUND

A Series of Oppenheimer Integrity Funds
Trustees and Officers

William L. Armstrong, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Sam Freedman, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Krishna Memani, Vice President

Peter A. Strzalkowski, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Counsel	K&L Gates LLP
The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2012 OppenheimerFunds, Inc. All rights reserved.

62	OPPENHEIMER CORE BOND FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

63	OPPENHEIMER CORE BOND FUND

PRIVACY POLICY Continued

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

64	OPPENHEIMER CORE BOND FUND

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.

The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/9/2012